Cost of sales (Tables)	12 Months Ended
Dec. 31, 2024
Cost of sales
Schedule of cost of sales of non current assets

	2024	2023	2022
Variable costs
Imported products (1)	20,528,459	24,204,342	31,230,405
Purchases of crude	12,434,565	13,389,646	16,223,628
Purchases of hydrocarbons – ANH (2)	8,232,227	8,518,700	9,219,215
Depreciation amortization and depletion	9,779,970	8,125,774	6,774,770
Electric energy	2,359,490	2,294,253	1,540,452
Gas royalties in cash	995,254	1,293,138	1,149,664
Taxes and economic rights	67,915	419,145	360,601
Process materials	1,558,739	1,563,802	1,260,608
Purchases of other products and natural gas	1,478,560	1,201,349	1,244,765
Hydrocarbon transport services	1,728,912	1,586,553	1,219,818
Services contracted in associations	337,924	284,104	311,107
Others (3)	822,515	1,151,536	(2,354,814)
	60,324,530	64,032,342	68,180,219
Fixed costs
Depreciation and amortization	4,865,856	5,079,308	4,635,601
Maintenance	5,301,672	4,642,710	3,771,137
Labor costs	4,298,874	3,976,370	3,436,167
Construction services	3,585,331	2,600,184	2,802,486
Services contracted	3,763,659	3,523,125	2,870,890
Services contracted in associations	1,376,402	1,467,693	1,566,562
Taxes and contributions	1,170,897	1,123,475	914,455
Materials and operating supplies	851,342	880,729	684,679
Hydrocarbon transport services	335,027	249,414	179,082
General costs	607,564	602,848	416,870
	26,156,624	24,145,856	21,277,929
	86,481,154	88,178,198	89,458,148
(1)	Imported products correspond mainly to mid-distillates, gasolines and thinner, the variation occurs due to lower requirements due to greater operations in Barrancabermeja Refinery.
(2)	Corresponds to purchases of crude oil by Ecopetrol Business Group from the National Hydrocarbons Agency derived from national production.
(3)	Corresponds to i) result of the process of use and valuation of core inventories, ii) measurement at net realizable value, and iii) other capitalizable charges to projects.